Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 13, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017